Financial investments - Additional information (Detail)	1 Months Ended	12 Months Ended
	Oct. 31, 2021 PEN (S/) shares	Dec. 31, 2022 PEN (S/)	Dec. 31, 2021 PEN (S/)	Dec. 31, 2020 PEN (S/)	Oct. 31, 2021 USD ($)
Disclosure of financial assets [line items]
Debt securities held		S/ 17,038,942,000	S/ 17,921,275,000
(Loss) recovery due to impairment of financial investments		12,752,000	(30,898,000)	S/ 32,904,000
Investments at amortized cost		63,295,479,000	64,217,975,000
Investments estimated fair value		2,949,507,000	3,181,392,000
Investments measured at fair value through profit or loss held for trading		209,549,000	282,781,000
Investments mandatorily measured at fair value through profit or loss		1,723,444,000	2,423,490,000
Net gain from financial assets at fair value through profit or loss		257,570,000	85,075,000	205,090,000
Dividend From Entities		45,031,000	99,200,000	100,407,000
Gain(Loss) on sale of shares at fair value through other comprehensive income		S/ 16,313,000	S/ 180,905,000	S/ 24,154,000
Bottom of range [member]
Disclosure of financial assets [line items]
Investments maturity date		September 2023		September 2023
investments effective interest rate		4.29%	4.29%
Top of range [member]
Disclosure of financial assets [line items]
Investments maturity date		August 2037		August 2037
investments effective interest rate		6.64%	6.58%
InRetail Perú Corp [member]
Disclosure of financial assets [line items]
Debt securities held	S/ 341,646,000
Gain(Loss) on sale of shares at fair value through other comprehensive income	S/ 270,993,000
RPI international holding [member]
Disclosure of financial assets [line items]
Dividends from investments		S/ 33,897,000	S/ 2,536,000	S/ 2,887,000
InRetail Peru Corp. [Member]
Disclosure of financial assets [line items]
Debt securities held		345,791,000	1,240,052,000	S/ 158,083,000	$ 84,108,000
Investment owned, ownership percentage	2.33%
Share Issued at fair value through other comprehensive income | shares	2,396,920
Sovereign bonds of the republic of peru [member]
Disclosure of financial assets [line items]
Investments at amortized cost		3,302,779,000	3,296,030,000
Loans issued by BCRP [member] | Interbank [member]
Disclosure of financial assets [line items]
Debt securities held		S/ 2,310,536,000	S/ 1,643,293,000